Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and Other Payables [Abstract]
Schedule of Trade Accounts Payable
Thousands of $ For The Years ended December 31	2023	2022
Trade accounts payable	4,889	5,061
Accruals for invoices to be received	3,922	5,117
Total trade accounts payable	8,811	10,178

Schedule of Other Current Liabilities
Thousands of $ For The Years ended December 31	2023	2022
Payroll	5,222	3,932
Other accruals	472	53
Total other current liabilities	5,694	3,985